SEGMENTED INFORMATION (Details - Balance Sheet) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 173	$ 799	$ 223	$ 63
Property, plant and equipment, at fair value	29,025	27,096	25,257	18,358
Total assets	34,103	30,904
Total borrowings	10,718		11,766	10,182
Total liabilities	16,897	16,622
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	169	330
Property, plant and equipment, at fair value	20,728	18,429
Total assets	22,583	19,962
Total borrowings	8,989	8,439
Total liabilities	4,515	3,540
For the year ended December 31: Additions to Property Plant and Equipment	172	220
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(81)	(30)
Property, plant and equipment, at fair value	(3,529)	(1,451)
Total assets	(2,483)	(1,040)
Total borrowings	(1,972)	(848)
Total liabilities	(511)	(191)
For the year ended December 31: Additions to Property Plant and Equipment	(16)	(10)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	85	499
Property, plant and equipment, at fair value	11,826	10,118
Total assets	14,003	11,982
Total borrowings	3,701	4,175
Total liabilities	2,175	1,507
For the year ended December 31: Additions to Property Plant and Equipment	145	144
As per IFRS Financials
Disclosure of operating segments [line items]
Cash and cash equivalents	173	799
Property, plant and equipment, at fair value	29,025	27,096
Total assets	34,103	30,904
Total borrowings	10,718	11,766
Total liabilities	6,179	4,856
For the year ended December 31: Additions to Property Plant and Equipment	301	354
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	24,679	22,399	21,569	14,847
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	6	21
Property, plant and equipment, at fair value	11,498	11,396
Total assets	12,125	11,709
Total borrowings	2,995	3,049
Total liabilities	2,764	2,188
For the year ended December 31: Additions to Property Plant and Equipment	96	90
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	7	14
Property, plant and equipment, at fair value	1,609	1,303
Total assets	1,868	1,574
Total borrowings	419	447
Total liabilities	434	354
For the year ended December 31: Additions to Property Plant and Equipment	7	8
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	37	40
Property, plant and equipment, at fair value	1,907	1,908
Total assets	2,105	2,149
Total borrowings	198	200
Total liabilities	150	180
For the year ended December 31: Additions to Property Plant and Equipment	30	59
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	3,860	3,803	3,313	3,233
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	30	18
Property, plant and equipment, at fair value	2,480	1,798
Total assets	2,554	1,888
Total borrowings	1,204	1,005
Total liabilities	536	333
For the year ended December 31: Additions to Property Plant and Equipment	11	6
Wind | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	29	19
Property, plant and equipment, at fair value	819	482
Total assets	939	532
Total borrowings	463	233
Total liabilities	124	101
For the year ended December 31: Additions to Property Plant and Equipment	10	34
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	5	7
Property, plant and equipment, at fair value	348	304
Total assets	379	443
Total borrowings	75	192
Total liabilities	7	16
For the year ended December 31: Additions to Property Plant and Equipment	0	0
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	2	103
Property, plant and equipment, at fair value	36	11
Total assets	56	31
Total borrowings	31	9
Total liabilities	3	9
For the year ended December 31: Additions to Property Plant and Equipment	0	0
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	228	575	$ 0	$ 0
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	41	90
Property, plant and equipment, at fair value	1,354	602
Total assets	1,650	765
Total borrowings	1,021	499
Total liabilities	255	74
For the year ended December 31: Additions to Property Plant and Equipment	9	0
Storage and Other | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	9	11
Property, plant and equipment, at fair value	686	625
Total assets	746	691
Total borrowings	249	253
Total liabilities	31	51
For the year ended December 31: Additions to Property Plant and Equipment	3	13
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	3	7
Property, plant and equipment, at fair value	(9)	0
Total assets	161	180
Total borrowings	2,334	2,552
Total liabilities	211	234
For the year ended December 31: Additions to Property Plant and Equipment	$ 6	$ 10